Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
Freedom 2010 Portfolio
September 30, 2022
VIPF2010-NPRT3-1122
1.822344.117
Domestic Equity Funds - 12.7%
	Shares	Value ($)
VIP Contrafund Portfolio Initial Class (a)	160,778	6,069,374
VIP Equity-Income Portfolio Initial Class (a)	259,152	5,716,893
VIP Growth & Income Portfolio Initial Class (a)	320,148	7,027,251
VIP Growth Portfolio Initial Class (a)	120,247	8,570,011
VIP Mid Cap Portfolio Initial Class (a)	56,354	1,756,544
VIP Value Portfolio Initial Class (a)	272,101	4,149,545
VIP Value Strategies Portfolio Initial Class (a)	154,101	2,044,915
TOTAL DOMESTIC EQUITY FUNDS (Cost $36,115,830)		35,334,533

International Equity Funds - 17.3%
	Shares	Value ($)
VIP Emerging Markets Portfolio Initial Class (a)	2,381,775	21,102,523
VIP Overseas Portfolio Initial Class (a)	1,423,687	26,993,103
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $54,544,961)		48,095,626

Bond Funds - 56.9%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	4,567,949	43,989,346
Fidelity International Bond Index Fund (a)	914,519	8,084,344
Fidelity Long-Term Treasury Bond Index Fund (a)	1,062,731	10,999,262
VIP High Income Portfolio Initial Class (a)	1,032,560	4,625,868
VIP Investment Grade Bond II Portfolio - Initial Class (a)	9,788,403	91,032,149
TOTAL BOND FUNDS (Cost $171,299,805)		158,730,969

Short-Term Funds - 13.1%
	Shares	Value ($)
VIP Government Money Market Portfolio Initial Class 2.72% (a)(b) (Cost $36,628,700)	36,628,700	36,628,700

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $298,589,296)	278,789,828
NET OTHER ASSETS (LIABILITIES) - 0.0%	(55,294)
NET ASSETS - 100.0%	278,734,534

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	47,495,943	89,177,224	85,957,568	-	414,795	(7,141,048)	43,989,346
Fidelity International Bond Index Fund	6,273,471	18,129,290	15,356,711	35,406	(577,995)	(383,711)	8,084,344
Fidelity Long-Term Treasury Bond Index Fund	10,872,986	21,422,116	17,610,752	197,686	(1,045,544)	(2,639,544)	10,999,262
VIP Contrafund Portfolio Initial Class	9,089,903	14,472,274	14,748,815	82,501	2,652,377	(5,396,365)	6,069,374
VIP Emerging Markets Portfolio Initial Class	30,346,002	49,231,757	49,601,120	-	1,616,673	(10,490,789)	21,102,523
VIP Equity-Income Portfolio Initial Class	9,615,670	14,222,516	16,894,326	11,885	2,023,161	(3,250,128)	5,716,893
VIP Government Money Market Portfolio Initial Class 2.72%	51,966,048	76,363,948	91,701,296	224,901	-	-	36,628,700
VIP Growth & Income Portfolio Initial Class	10,945,941	16,684,596	19,175,384	20,503	4,617,335	(6,045,237)	7,027,251
VIP Growth Portfolio Initial Class	9,296,427	17,864,232	15,545,312	422,942	3,145,284	(6,190,620)	8,570,011
VIP High Income Portfolio Initial Class	7,415,524	9,064,612	10,952,447	2,798	(530,437)	(371,384)	4,625,868
VIP Investment Grade Bond II Portfolio - Initial Class	-	108,809,625	10,675,807	-	(270,178)	(6,831,491)	91,032,149
VIP Investment Grade Bond Portfolio Initial Class	126,808,735	184,553,108	295,357,839	5,783,782	(11,465,649)	(4,538,355)	-
VIP Mid Cap Portfolio Initial Class	2,666,893	4,102,222	4,407,467	59,761	367,221	(972,325)	1,756,544
VIP Overseas Portfolio Initial Class	38,344,118	67,396,816	64,495,166	290,046	5,655,369	(19,908,034)	26,993,103
VIP Value Portfolio Initial Class	7,049,870	10,377,719	12,386,692	89,419	2,236,864	(3,128,216)	4,149,545
VIP Value Strategies Portfolio Initial Class	3,453,793	4,960,306	5,846,938	28,656	1,242,812	(1,765,058)	2,044,915
	371,641,324	706,832,361	730,713,640	7,250,286	10,082,088	(79,052,305)	278,789,828

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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